Reinsurance	12 Months Ended
Dec. 31, 2023
Reinsurance Disclosures [Abstract]
Reinsurance	REINSURANCE
The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

	2023		2022		2021
(millions)	Written	Earned	Written	Earned	Written	Earned
Direct premiums	$62,721.2	$59,881.1	$52,335.6	$50,650.2	$48,129.6	$46,018.6
Ceded premiums:
Regulated	(535.0)	(545.3)	(621.5)	(674.8)	(674.5)	(650.2)
Non-Regulated	(636.0)	(671.4)	(633.0)	(734.2)	(1,049.9)	(999.7)
Total ceded premiums	(1,171.0)	(1,216.7)	(1,254.5)	(1,409.0)	(1,724.4)	(1,649.9)
Net premiums	$61,550.2	$58,664.4	$51,081.1	$49,241.2	$46,405.2	$44,368.7
Regulated refers to federal or state run plans and primarily includes the following:
•Federal reinsurance plan
◦National Flood Insurance Program (NFIP)
•State-provided reinsurance facilities
◦Michigan Catastrophic Claims Association (MCCA)
◦North Carolina Reinsurance Facility (NCRF)
◦Florida Hurricane Catastrophe Fund (FHCF)
•State-mandated involuntary plans
◦Commercial Automobile Insurance Procedures/Plans (CAIP)
Non-Regulated refers to voluntary external reinsurance contracts. We do not reinsure our Personal Lines business. In our Commercial Lines business, we reinsure our TNC business, workers’ compensation insurance, and our fleet trucking product under quota-share reinsurance agreements. For our Property business, we have both multi-year catastrophic excess of loss and aggregate excess of loss reinsurance agreements.
The decrease in the ceded written and earned premiums in our Regulated plans during 2023 and 2022, primarily reflected our decision to non-renew our CAIP service carrier agreements in 2022. For the Non-Regulated reinsurance contracts, the year-over-year decreases in 2023 and 2022, reflected the changes that were made in 2022 to the reinsurance program structure of certain TNC products whereby we wrote less direct premiums and, therefore, ceded less premiums than in the prior year.
Our reinsurance recoverables and prepaid reinsurance premiums were comprised of the following at December 31:

	Reinsurance Recoverables				Prepaid Reinsurance Premiums
($ in millions)	2023		2022		2023		2022
Regulated:
MCCA	$2,272.1	45%	$2,332.3	40%	$40.2	16%	$26.4	9%
CAIP	539.1	10	626.8	11	0	0	50.4	17
FHCF	306.6	6	437.3	7	0	0	0	0
NCRF	184.7	4	143.2	2	74.6	30	54.5	18
NFIP	10.7	0	215.4	4	66.4	27	60.1	20
Other	3.8	0	2.9	0	1.3	0	1.5	1
Total Regulated	3,317.0	65	3,757.9	64	182.5	73	192.9	65
Non-Regulated:
Commercial Lines	1,385.7	27	1,544.3	27	56.3	23	91.0	31
Property	381.2	8	524.4	9	11.0	4	11.6	4
Other	10.0	0	5.5	0	0	0	0	0
Total Non-Regulated	1,776.9	35	2,074.2	36	67.3	27	102.6	35
Total	$5,093.9	100%	$5,832.1	100%	$249.8	100%	$295.5	100%
The decrease in our reinsurance recoverables in 2023, compared to 2022, for the FHCF, NFIP, and Property business were primarily due to the settlement of Hurricane Ian losses and allocated LAE that were incurred during 2022.

Our prepaid reinsurance premiums decreased in 2023 primarily due to our decision to non-renew our CAIP service contract in 2022 and changes that were made in 2022 to the reinsurance program structure of certain TNC products as discussed above.
Reinsurance contracts do not relieve us from our obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to us. Our exposure to losses from the failure of Regulated plans is minimal, since these plans are funded by the federal government or by mechanisms supported by insurance companies in applicable states.
For our Non-Regulated reinsurers, we routinely monitor changes in the credit quality and concentration risks of the reinsurers who are counterparties to our reinsurance recoverables to determine if an allowance for credit losses should be established. For at-risk uncollateralized recoverable balances, we evaluate a number of reinsurer specific factors, including reinsurer credit quality rating, credit rating outlook, historical experience, reinsurer surplus, recoverable duration, and collateralization composition in respect to our net exposure (i.e., the reinsurance recoverable amount less premiums payable to the reinsurer, where the right to offset exists). At December 31, 2023 and 2022, the allowance for credit losses related to these contracts was not material to our financial condition or results of operations.